Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Cash
Cash on hand	$ 444		$ 404
Bank deposits	13,243		9,522
Cash	13,687		9,926
Cash equivalents (with maturities of less than three months)
Commercial paper	16,887		14,496
Negotiable certificates of deposit	2,800		5,900
Time deposits	2,884		3,502
Stimulus Vouchers	2		0
Cash equivalents	22,573		23,898
Cash and cash equivalents	$ 36,260	$ 1,106	$ 33,824	$ 1,032	$ 50,193	$ 39,779